LIABILITIES OF DISCONTINUED OPERATIONS (Details Narrative) - USD ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Liabilities from discontinued operations	$ 107,000	$ 6,452,000
Income from discontinued operation	6,319,000	6,528,000
SPC - Accounts Payable And Other Accrued Liabilities [Member]
Liabilities from discontinued operations	0	$ 3,138,000
Income from discontinued operation	6,319,000
Collection of debt by the related party	$ 6,319,000